Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants
Warrants
7.	Warrants

In connection with the Business Combination, the Company assumed 5,910,000 private placement warrants to purchase Class A that were held by JATT and 6,899,996 public warrants to purchase Class A Ordinary Shares that were held by JATT’s public shareholders. The Warrants will expire five years after the completion of the Business Combination, or earlier upon redemption or liquidation.

As of March 31, 2024, no warrants have been exercised or redeemed.

Public Warrants

The public warrants became exercisable into Class A Ordinary Shares commencing 30 days after the Business Combination and expire five years from the date of the Business Combination, or earlier upon redemption or liquidation. Each warrant entitles the holder to purchase one share of the Company’s Class A Ordinary Shares at a price of $11.50 per share, subject to certain adjustments.

The Company may redeem, with 30 days written notice, each whole outstanding public warrant for cash at a price of $0.01 per warrant if the Reference Value (as defined below) equals or exceeds $18.00 per share, subject to certain adjustments. The warrant holders have the right to exercise their outstanding warrants prior to the scheduled redemption date at $11.50 per share, subject to certain adjustments. If the Company calls the public warrants for redemption, the Company will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”, as described in the warrant agreement. For purposes of the redemption, “Reference Value” shall mean the last reported sales price of the Company’s Class A Ordinary Shares for any twenty trading days within the thirty trading-day period ending on the third trading day prior to the date on which notice of the redemption is given.

Private Placement Warrants

The private placement warrants are identical to the public warrants, except that the private placement warrants are not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the private placement warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private placement warrants are held by someone other than the initial purchasers or their permitted transferees, then such warrants will be redeemable by the Company and exercisable by the warrant holders on the same basis as the public warrants.

Pre-Funded Warrants

In connection with the April 2023 Private Placement, the Company sold to accredited investors Pre-Funded Warrants to purchase up to 3,782,000 Class A Ordinary Shares at a price of $4.249 per Pre-Funded Warrant for an aggregate purchase price of approximately $16.1 million. Each Pre-Funded Warrant has an exercise price of $0.001 per Class A Ordinary Share and is exercisable for one Class A Ordinary Share at any time or times on or after April 26, 2023, until exercised in full.

The following table presents the number of warrants outstanding, their exercise price, and expiration dates as of March 31, 2024:

Warrants Issued	Exercise Price	Expiration Date
6,899,996	$11.50	March 2028
5,910,000	$11.50	March 2028
3,782,000	$0.001	N/A

8.	Warrants

As the accounting acquirer, Zura Bio is deemed to have assumed 5,910,000 private placement warrants to purchase Class A Ordinary Shares that were held by JATT Ventures, L.P. (the “Sponsor”) at an exercise price of $11.50 and 6,899,996 public warrants to purchase Class A Ordinary Shares that were held by JATT’s public shareholders at an exercise price of $11.50. The public and private placement warrants will expire five years after the completion of the Business Combination, or earlier upon redemption or liquidation.

Public Warrants

The public warrants became exercisable into Class A Ordinary Shares commencing 30 days after the Business Combination and expire five years from the date of the Business Combination, or earlier upon redemption or liquidation. Each warrant entitles the holder to purchase one share of the Company’s Class A Ordinary Shares at a price of $11.50 per share, subject to certain adjustments.

The Company may redeem, with 30 days’ written notice, each whole outstanding public warrant for cash at a price of $0.01 per warrant if the Reference Value (as defined below) equals or exceeds $18.00 per share, subject to certain adjustments. The warrant holders have the right to exercise their outstanding warrants prior to the scheduled redemption date at $11.50 per share, subject to certain adjustments. If the Company calls the public warrants for redemption, the Company will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”, as described in the warrant agreement. For purposes of the redemption, “Reference Value” shall mean the last reported sales price of the Company’s Class A Ordinary Shares for any twenty trading days within the thirty trading-day period ending on the third trading day prior to the date on which notice of the redemption is given.

Private Placement Warrants

The private placement warrants were identical to the public warrants, except that the private placement warrants are not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the private placement warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private placement warrants are held by someone other than the initial purchasers or their permitted transferees, then such warrants will be redeemable by the Company and exercisable by the warrant holders on the same basis as the public warrants.

Pre-Funded Warrants

In connection with the April 2023 Private Placement, the Company sold to accredited investors Pre-Funded Warrants to purchase up to 3,782,000 Class A Ordinary Shares at a price of $4.249 per Pre-Funded Warrant for an aggregate purchase price of approximately $16.1 million. Each Pre-Funded Warrant has an exercise price of $0.001 per Class A Ordinary Share and is exercisable for one Class A Ordinary Share at any time or times on or after April 26, 2023 until exercised in full.

The following table presents the number of warrants outstanding, their exercise price, and expiration dates as of December 31, 2023:

Warrants Issued	Exercise Price	Expiration Date
6,899,996	$11.50	March 2028
5,910,000	$11.50	March 2028
3,782,000	$0.001	N/A

As of December 31, 2023, no Warrants have been exercised or redeemed.